Statutory Reserves (Details Textual)	12 Months Ended
Jun. 30, 2013
Transfer Of Profit To Reserves Percentage	10.00%
Reserves To Registered Capital Percentage	50.00%
Maintenance Of Percentage Of Reserves To Registered Capital	25.00%